Fair Value Measurements (Details) - Schedule of fair value on a recurring basis	Dec. 31, 2021 USD ($)
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of fair value on a recurring basis [Line Items]
Money Market Funds	$ 143,849,142